Share-based Payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payments

Note 28 Share-based payments

Performance Rights and Options

Employees of the Company participate in the Company’s long-term incentive program (“LTIP”) comprising grants of performance rights and options with varying vesting conditions. The performance rights and options carry no dividend or voting rights. Performance rights and options may vest immediately or dependent on the recipient remaining in employment, or achievement of performance-related vesting conditions, by the vesting date. Upon vesting, each performance right and option is convertible into one ordinary share of NOVONIX Limited. If an executive ceases employment before the rights or options vest, the rights or options will be forfeited, except in limited circumstances that they are approved by the Board on a case-by-case basis.

Share Rights

Non-executive Directors participate on an annual grant of equity awards using a value-based approach, which the Board has adopted by issuing Share Rights to Non-executive Directors of the Company each financial year with a fixed US dollar value. As a sign of the Board’s long-term commitment to investors and the Company, effective January 1, 2024, Directors reduced the value of share rights they received from $110,000 to $55,000.

The share rights carry no dividend or voting rights. Upon vesting, each share right is convertible into one ordinary share of NOVONIX Limited. If a non-executive director ceases to hold office before the share rights vest, the rights will convert on a prorate basis.

The following table presents the composition of share-based payments expense for the years ended December 31, 2025, 2024 and 2023.

	Year Ended December 31,
(in U.S. dollars)	2025	2024	2023
Share rights granted in current year	$279,365	$402,966	$31,943
Share rights granted in prior year	—	—	368,039
Performance rights granted in current year	1,056,735	2,407,539	989,336
Performance rights granted in prior years	224,644	3,225,525	4,104,908
Options granted in current year	198,465	—	—
Options granted in prior years	(2,901,845)	(512,470)	127,734
Share based payment expense	(1,142,636)	5,523,560	5,621,960
Payments of withholding tax - Performance rights	(714,563)	(603,932)	(296,432)
Cashless exercise of options	(19,109)	(1,605,677)	—
Exchange differences	(30,851)	(134,282)	(24,373)
Movement in share-based payments reserve	$(1,907,159)	$3,179,669	$5,301,155

SHARE RIGHTS

A summary of movements of all share rights issued is as follows:

Number on issue
Share rights exercisable at January 1, 2024	65,405
Granted	632,890
Forfeited	—
Exercised	(65,405)
Share rights outstanding at December 31, 2024	632,890
Share rights exercisable at January 1, 2025	632,890
Granted	1,008,567
Forfeited	—
Exercised	(632,890)
Share rights outstanding at December 31, 2025	1,008,567
Share rights exercisable at December 31, 2025	1,008,567

During the year ended December 31, 2025, share rights were granted to non-executive Directors, as set out in the table below. The share rights are convertible to ordinary shares on a 1:1 basis and vest on receipt of Shareholder approval. The value of each share right was determined with reference to the market value of the underlying securities on grant date. An expense of $- was recognized for the year ended December 31, 2025. During the year ended December 31, 2024, share rights were granted to a non-executive Director, Ron Edmonds, subject to shareholder approval at the 2024 Annual General Meeting. The share rights are convertible to ordinary shares on a 1:1 basis and vest on receipt of Shareholder approval. The value of each share right was determined with reference to the market value of the underlying securities on grant date. An expense of $402,966 was recognized for the year ended December 31, 2024.

Further details of the share rights granted during the year December 31, 2025, are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (A$)	Expiry	Expense recognized (US$)
Anthony Bellas	January 1,2025	120,594	December 31, 2025	$0.43	December 31, 2026	$33,428
Sharan Burrow	January 1,2025	120,594	December 31, 2025	$0.43	December 31, 2026	$33,428
Ron Edmonds	January 1,2025	241,188	December 31, 2025	$0.43	December 31, 2026	$66,856
Nicholas Liveris	April 2, 2025	43,815	April 2, 2025	$0.43	December 31, 2026	$11,942
Nicholas Liveris	January 1,2025	120,594	December 31, 2025	$0.43	December 31, 2026	$33,428
Robert Natter	January 1,2025	120,594	December 31, 2025	$0.43	December 31, 2026	$33,428
Jean Oelwang	January 1,2025	120,594	December 31, 2025	$0.43	December 31, 2026	$33,428
Phillips 66	January 1,2025	120,594	December 31, 2025	$0.43	December 31, 2026	$33,428

Total expense recognized						$279,366

PERFORMANCE RIGHTS

For executive LTI awards granted in 2024 and 2025, all performance rights vest based on corporate performance, with others vesting solely based on time. Payouts are measured based on achievement of relative TSR (versus a peer group of 20 companies primarily focused on the diversified metals and electronic equipment industries) over a three-year performance period and are capped at the target opportunity. Performance rights require a minimum level of relative TSR (35th percentile) to achieve any payout, regardless of revenue earned, and a relative TSR of at least 60th percentile to pay out at the highest level.

Performance rights granted in 2025 also include a revenue modifier based on the attainment of a three-year revenue goal (with the payout still capped at the target opportunity).

The number of FY25 Performance Rights that will vest upon satisfaction of the TSR Measure (specified above) will be adjusted based on the Company meeting certain revenue milestones in respect of the 2027 Financial Year (assessed as at December 31, 2027).

Notwithstanding the Revenue Target Modifier, the total number of Performance Rights that can vest shall not exceed the number of Performance Rights representing the target opportunity.

Other Performance rights outstanding prior to December 31, 2025, are vesting, based on the achievement of performance criteria, such as corporate goals (achievement of revenue targets for a specified period of time), and those vesting only based on continued service over time.

A summary of movements of all performance rights issued is as follows:

Number on issue
2025
Performance rights outstanding at January 1, 2024	13,428,370
Granted	16,287,972
Forfeited	(5,819,922)
Exercised	(2,879,589)
Performance rights outstanding at December 31, 2024	21,016,831
Performance rights vested at January 1, 2025	—
Granted	17,637,162
Forfeited	(16,815,433)
Exercised	(2,259,247)
Performance rights outstanding at December 31, 2025	19,579,313
Performance rights vested at December 31, 2025	—

Performance Rights Granted in the Current Period

During the years ended December 31, 2025 and 2024, performance rights (convertible to ordinary shares on a 1:1 basis) were granted to Key Management Personnel, other employees and contractors as set out in the table below. The value of each performance right was determined with reference to the market value of the underlying securities on grant date.

Further details of the performance rights are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (A$)	Expiry	Expense recognized (US$)
Rashda Buttar	May 1, 2025	1,136,165	December 31, 2027	$0.24	Cessation of employment	$-
Kimberly Heimert	November 11, 2025	489,818	December 31, 2027	$0.33	Cessation of employment	$6,889
Darcy MacDougald	May 1, 2025	1,136,165	December 31, 2027	$0.24	Cessation of employment	$-
Dwayne Johnson	November 28, 2025	173,062	December 31, 2027	$0.32	Cessation of employment	$1,577
Dwayne Johnson	November 28, 2025	1,035,534	¼ November 1, 2026	$0.47	Cessation of employment	$15,821
			¼ November 1, 2027
			¼ November 1, 2028
			¼ November 1, 2029
Robert Long	May 1, 2025	1,363,398	December 31, 2027	$0.24	Cessation of employment	$70,581
Mike O'Kronley	May 19, 2025	3,723,971	December 31, 2027	$0.27	Cessation of employment	$153,189
Non-KMP employees	February 20, 2025	6,196,754	¼ January 3, 2026	$0.54	Cessation of employment	$737,404
			¼ January 3, 2027		Cessation of employment
			¼ January 3, 2028		Cessation of employment
			¼ January 3, 2029		Cessation of employment
Non-KMP employees	March 31, 2025	219,089		$0.45	Cessation of employment	$26,001
Non-KMP employees	April 16, 2025	1,342,570	4 equal annual	$0.38	Cessation of employment	$-
Non-KMP employees	June 26, 2025	82,506	tranches	$0.38	Cessation of employment	$-
Non-KMP employees	July 6, 2025	138,450	commencing on the	$0.41	Cessation of employment	$8,441
Non-KMP employees	July 9, 2025	352,402	anniversary of	$0.40	Cessation of employment	$23,804
Non-KMP employees	October 9, 2025	123,639	employment	$0.61	Cessation of employment	$6,165
Non-KMP employees	October 19, 2025	123,639		$0.75	Cessation of employment	$6,863
Total number issued		17,637,162				$1,056,735

Performance Rights Net Settled for Withholding Tax Obligations

The Company has an obligation to withhold tax on the vesting of performance rights for employee’s resident in the USA and Canada. As consideration for the withholding tax, the Company reduces the number of shares to be issued to the employees (net settled).

During the year ended December 31, 2025, the Company net settled the following share-based payments:

Name	Performance rights vested & exercised	Net settled shares	Withholding obligation (US$)
Non-KMP employees	2,402,065	1,417,723	$458,262
Chris Burns	1,182,685	544,035	191,083
Rashda Buttar	344,863	193,360	42,970
Darcy MacDougald	169,112	104,129	22,248
Total			$714,563

OPTIONS

A summary of movements of all options issued is as follows:

	Number on issue	Weighted Average Exercise Price (A$)
Vested options outstanding as of January 1, 2024	12,676,667	$0.50
Forfeited	(5,010,000)	$0.50
Exercised	(12,033,334)	$0.50
Options outstanding as of December 31, 2024	11,166,667	$0.50
Vested options outstanding as of December 31, 2024	666,667	$0.50
Granted	3,000,000	$0.60
Exercised	(150,000)	$0.50
Options outstanding as of December 31, 2025	14,016,667	$0.52
Vested options outstanding as of December 31, 2025	516,667	$0.50

The weighted average remaining contractual life of options outstanding at December 31, 2025 was 3.5 years, and at December 31, 2024 was 4.3 years.

The exercise price for options outstanding at December 31, 2025, was A$0.50 to A$0.60, and at December 31, 2024 the range of exercise prices was A$0.50 to A$0.55.

On January 22, 2025, 3,000,000 share options were awarded to Strategic Advisor, Andrew Liveris. The terms of the options are set out in the table below. The options hold no voting or dividend rights and are not transferable.

The fair value of these options was A$1,223,400. This value was calculated using a Black-Scholes Option Pricing methodology applying the following inputs:

Number of options	3,000,000
Exercise price	$0.60
Award date	January 22, 2025
Expiry date	January 22, 2030
Volatility	80%
Dividend yield	Nil
Risk-free interest rate	4.041%
Fair value at grant date	A$0.4078

There were no options granted during the year ended December 31, 2024.